Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 1,880	$ 1,545	$ 1,426
Items not involving current cash flows	1,157	1,149	708
Profit loss after adjustment of non cash items	3,037	2,694	2,134
Changes in operating assets and liabilities	(245)	(127)	72
Cash provided from operating activities	2,792	2,567	2,206
INVESTMENT ACTIVITIES
Fixed asset additions	(1,586)	(1,169)	(1,274)
Purchase of subsidiaries	(23)	(9)	(525)
Increase in investments and other assets	(175)	(192)	(122)
Proceeds from disposition	167	163	106
Cash used for investment activities	(1,617)	(1,207)	(1,815)
FINANCING ACTIVITIES
Issues of debt	860	151	348
Increase (decrease) in bank indebtedness	1	(18)	42
Repayments of debt	(189)	(173)	(309)
Issues of Common Shares	49	63	14
Settlement of stock options		(23)	(19)
Repurchase of Common Shares	(1,783)	(1,020)	(40)
Contribution to subsidiaries by non-controlling interests		4
Dividends paid	(316)	(284)	(252)
Cash used for financing activities	(1,378)	(1,300)	(216)
Effect of exchange rate changes on cash and cash equivalents	(98)	(28)	22
Net (decrease) increase in cash and cash equivalents during the year	(301)	32	197
Cash and cash equivalents, beginning of year	1,554	1,522	1,325
Cash and cash equivalents, end of year	$ 1,253	$ 1,554	$ 1,522